Segment Reporting - Schedule of Reportable Segment’s Revenue and Income (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Reportable Segment’s Revenue and Income [Line Items]
Revenue from external customers	$ 6,565,367	$ 6,803,962
Segment loss before tax and share of loss of equity method investments	$ (912,941)	$ (3,169,032)
Segment gross profit margin	10.20%	8.90%
Battery cells and packs sales segment [Member]
Schedule of Reportable Segment’s Revenue and Income [Line Items]
Revenue from external customers	$ 5,518,183	$ 5,847,751
Segment loss before tax and share of loss of equity method investments	$ (88,207)	$ (172,846)
Segment gross profit margin	4.50%	4.40%
Electronic control system sales segment [Member]
Schedule of Reportable Segment’s Revenue and Income [Line Items]
Revenue from external customers	$ 636,356	$ 739,390
Segment loss before tax and share of loss of equity method investments	$ (95,106)	$ (1,825,115)
Segment gross profit margin	41.70%	43.70%
Others [Member]
Schedule of Reportable Segment’s Revenue and Income [Line Items]
Revenue from external customers	$ 410,828	$ 216,821
Segment loss before tax and share of loss of equity method investments	$ (729,628)	$ (1,171,071)
Segment gross profit margin	38.90%	14.40%